Note 6 - Goodwill and Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 352,504	$ 417,883	$ 770,388	$ 622,556	$ 1,458,323	$ 392,272
Time Warner Cable [Member] | Backhaul Agreement [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			3 years		3 years
Delos Internet [Member] | Customer Relationships [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					4 years 60 days